Other Current Assets, Net - Schedule of Movement of Allowance for Other Current Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Movement of Allowance for Other Current Assets [Abstract]
Beginning of year	$ 37,462	$ 31,571	$ 34,846
Addition		6,788
Reverse			(647)
Exchange rate adjustment	(1,133)	(897)	(2,628)
End of year	$ 36,329	$ 37,462	$ 31,571